STOCK-BASED COMPENSATION PLANS Stock option plan - Narrative (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation cost (in dollars)	$ 3,641	$ 3,836	$ 3,969
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 6 months 0 days	2 years 4 months 24 days	2 years 7 months 6 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	May 16, 2018
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Feb. 14, 2014
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years	4 years
Percentage of the award vesting at first anniversary	25.00%
Stock options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration term	5 years
Stock option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the number of issued and outstanding common shares available for issue if the lesser of two alternatives	10.00%
Number of issued and outstanding common shares available for issue if the lesser of two alternatives	7,000,000
Common shares available for future allocation under the plan	1,572,198